RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE

As at	September 30, 2024	December 31, 2023
Trade accounts receivable	$981,369	$610,443
Sales tax receivable	29,000	39,169
	$1,010,369	$649,612
Current portion	$854,169	$649,612
Long term portion	156,200	-
	$1,010,369	$649,612